Note 10 - Convertible and Non-convertible Promissory Notes - Schedule of Debt Restructuring 1 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Proceeds from Issuance of Debt	$ 600	$ 492	$ 2,377	$ 6,782
Series C Convertible Preferred Stock [Member]
Less: Fair value of Series C Convertible Preferred Stock	(1,861)
March 2026 Restructuring [Member]
Proceeds from Issuance of Debt	600
Carrying value of modified term loans	1,164
Less: Fair value of new Notes	(1,609)
Gains (Losses) on Restructuring of Debt	(1,706)
March 2026 Restructuring [Member] | Series C Convertible Preferred Stock [Member]
Less: Fair value of Series C Convertible Preferred Stock	$ (1,861)